Average Annual Total Returns - FidelityTotalBondFund-RetailPRO - FidelityTotalBondFund-RetailPRO - Fidelity Total Bond Fund	Oct. 30, 2024
Fidelity Total Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.23%
Past 5 years	2.31%
Past 10 years	2.58%
Fidelity Total Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.40%
Past 5 years	0.86%
Past 10 years	1.17%
Fidelity Total Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.24%
Past 5 years	1.20%
Past 10 years	1.39%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%